Concentration Risks - Schedule of Concentration of Customers and Suppliers (Details)	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	11.00%		4.00%
Customer Concentration Risk [Member] | Customer J [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	50.00%		28.00%
Customer Concentration Risk [Member] | Customer L [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage			11.00%
Customer Concentration Risk [Member] | Customer K [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	28.00%		15.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier A [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	8.00%	12.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier B [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	11.00%	12.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier C [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	9.00%	13.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier D [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier E [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	6.00%	14.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier F [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	18.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier I [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	7.00%	11.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier J [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	5.00%	11.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier E [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	11.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier J [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	14.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier G [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	56.00%		81.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier H [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	16.00%		19.00%